Investments in Unconsolidated Joint Ventures (Statements of Operations of the Joint Ventures) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Total revenue	$ 576,199,000	$ 571,481,000	$ 510,033,000	$ 477,826,000	$ 478,047,000	$ 464,220,000	$ 466,197,000	$ 438,722,000	$ 2,135,539,000		$ 1,847,186,000		$ 1,722,792,000
Expenses
Depreciation and amortization									560,637,000		445,875,000		429,742,000
Total expenses									1,457,419,000		1,206,865,000		1,117,626,000
Operating income									678,120,000		640,321,000		605,166,000
Other income (expense)
Interest expense									(446,880,000)		(410,970,000)		(391,533,000)
Losses from early extinguishments of debt									122,000		(4,453,000)		(1,494,000)
Income (loss) from continuing operations	79,395,000	82,311,000	503,446,000	38,496,000	74,251,000	63,331,000	94,795,000	53,079,000	703,648,000		285,456,000		302,950,000
Net income (loss)									841,440,000		332,139,000		313,826,000
Income from unconsolidated joint ventures									75,074,000		49,078,000		85,896,000
Straight-line rent adjustments									65,800,000		77,600,000		77,000,000
Above and below market rent adjustments, net									28,000,000		14,600,000		10,800,000
Gain on consolidation of joint ventures									385,991,000		0		0
Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Total revenue									311,548,000	[1]	564,205,000	[1]	589,294,000	[1]
Expenses
Operating									105,319,000		162,665,000		170,404,000
Depreciation and amortization									86,088,000		163,134,000		190,437,000
Impairment losses									0		0		40,468,000
Total expenses									191,407,000		325,799,000		401,309,000
Operating income									120,141,000		238,406,000		187,985,000
Other income (expense)
Interest expense									(112,535,000)		(224,645,000)		(228,494,000)
Losses from early extinguishments of debt									(1,677,000)		0		0
Income (loss) from continuing operations									5,929,000		13,761,000		(40,509,000)
Gains on sale of real estate									14,207,000		990,000		0
Net income (loss)									20,136,000		14,751,000		(40,509,000)
Company's share of net income (loss)									4,612,000		6,863,000		(25,374,000)
Gains on sale of real estate									54,501,000		0		46,166,000
Basis differential									(1,017,000)		1,732,000		27,226,000
Elimination of inter-entity interest on partner loan									16,978,000		40,483,000		37,878,000
Income from unconsolidated joint ventures									75,074,000		49,078,000		85,896,000
Straight-line rent adjustments									7,800,000		12,000,000		21,900,000
Above and below market rent adjustments, net									33,700,000		91,100,000		120,300,000
Lease termination income									19,600,000
Company's share of lease termination income									11,800,000
Gain on consolidation of joint ventures									$ 385,991,000		$ 0		$ 0

[1]	Includes straight-line rent adjustments of $7.8 million, $12.0 million and $21.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. Includes net below-market rent adjustments of $33.7 million, $91.1 million and $120.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Total revenue for the year ended December 31, 2012 includes termination income totaling approximately $19.6 million (of which the Company's share is approximately $11.8 million) related to a lease termination with a tenant at 767 Fifth Avenue (The General Motors Building).